                  STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO



                                  ANNUAL REPORT



                                DECEMBER 31, 2001

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO


MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS
--------------------------------------------------------------------------------

The Portfolio

The MSCI(R) EAFE(R) Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Morgan Stanley Capital International Europe Australasia, Far East Index (the MSCI(R) EAFE(R) Index"). The Portfolio attempts to hold the MSCI(R) EAFE(R) Index constituents in their approximate benchmark weights.

The Portfolio performed within expectations relative to the benchmark. For the year ended December 31, 2001, the Portfolio decreased 21.88%. For the same period, the MSCI(R) EAFE(R) Index decreased 21.44%.

The Markets

Despite rebounding impressively in the fourth quarter of 2001, most developed equity markets finished the year lower, suffering a second consecutive annual decline. The economic damage in 2001 put the major equity benchmarks into negative return territory on a three-year basis, although some strong country performances in 2001 kept emerging market indexes relatively flat for the year and in positive territory on a three-year basis. The MSCI EAFE Index, however, had a rough 2001, losing 21.4% (in U.S. dollars), nearly 10% softer than the 11.9% decline in the S&P 500 Index. More than half of the EAFE underperformance of U.S. stocks came from further weakness in the euro and the Japanese yen, as the euro fell some 5% against the dollar over the course of 2001, and the yen almost three times as much. The 2001 EAFE decline leaves it down 5.0% annualized over the last three years, with the declines again due largely to currency effects, but the S&P 500 Index is only a bit better, down 1.0% annualized over the same period. The sleeper has been the MSCI Emerging Markets Free Index, up 4.1% annualized for the three years through the end of 2001.

Measured in U.S. dollars, MSCI Europe lost 19.9% for 2001, while MSCI Pacific gave up 25.4%. In local terms, the two regional benchmarks each posted smaller losses, slightly in excess of 16%, highlighting the effect of currency weakness in general and of the yen decline in particular on the dollar-denominated returns. The only two EAFE markets to enjoy positive returns for the twelve months ended December 31, 2001 were Australia (up 1.7% for 2001) and New Zealand (up 8.4%), both of which surged in the fourth quarter of 2001. But these bright spots, weighted much less than Japan both in EAFE and in MSCI Pacific, could not overcome the 29.4% full-year loss in Japanese stocks. For all of 2001, not a single European equity market was able to finish in the black, with Ireland's 2.8% decline producing the least damage in a difficult year.

Although technology stocks paced the EAFE recovery in the fourth quarter, they still had a dismal post-bubble year, losing more than 40% for all of 2001. The telecommunications sector was second worst with over a 30% decline; again, recovery in the fourth quarter could not make up for weakness earlier in the year. Prominent names like Vodafone, Nokia, and Ericsson all underperformed EAFE. Although stocks with cheaper valuations held up best in the challenging 2001 market environment, even the strongest sectors posted losses, as energy stocks, the top performers for the year, declined more than 5%, and stocks in the materials sector fell almost 9%. Mining companies like Rio Tinto and BHP Billiton were among the relatively few stocks that rose in 2001.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

The largest European markets performed broadly in line with the MSCI EAFE Index. The French and German markets each lost 22.4% during 2001, stocks in the Netherlands fell 22.1%, and the Swiss market was off 21.4%. Stocks in the United Kingdom did somewhat better, however, as resilient consumer spending kept the economy relatively strong and equities declined only 14.1%. Noteworthy losers in 2001 included the Finnish market, the worst EAFE country for the year, which sank 38.2% on a more than 40% plunge in heavily weighted Nokia. Sweden and Italy were down 27.2% and 22.6% respectively. The Irish market lost the least in Europe, declining only 2.8% as the leading banks held their value well. Some of the smaller markets with cheaper stocks also outperformed, as Austrian stocks fell 5.7% and Norwegian equities declined 12.2%, both substantially less than the loss posted by the EAFE benchmark.

An improving outlook for its exporters notwithstanding, Japan declined 5.9% in the final quarter of 2001, and 29.4% for the full year, leaving it the worst EAFE market in the last three months of 2001 and ahead of only Finland for the full year. Economic conditions have worsened again in Japan, which remains burdened not only by a banking system drowning under what most likely exceeds $1 trillion in bad loans, but also by a heavily indebted government that can ill afford to deal with the problem. Share prices of leading Japanese banks fell 40% and more in the fourth quarter when most stocks worldwide were on the rebound. The Japanese yen held in a trading range for much of 2001, but then declined nearly 10% against the U.S. dollar in the fourth quarter. Japanese government officials hope that making exports more attractive can limit the damage from the domestic recession, but Prime Minister Junichiro Koizumi has proven unable to advance the kind of aggressive reform agenda that might actually help the country deal with its economic imbalances.

Both the Bank of England (BoE) and the European Central Bank (ECB) cut short-term interest rates steadily through the course of 2001. The UK base rate now stands at 4%, and its drop from 6% in January 2001 accounts in large measure for the resilience of UK consumers. The BoE seems ready to boost rates back up later in 2002 as the global economy recovers, but if the rebound proves to be less vigorous than expected, we may yet see another cut in the base rate. As for the ECB, whose current target rate of 3.25% represents a decline from 4.75% at the beginning of 2001, a strict mandate to keep inflation below an annual rate of 2%, and strength in some of the smaller European economies, has made it reluctant to adopt a more accommodative policy. Despite the economic softness in France and Germany, the ECB is waiting for more clarity on the inflation front before dropping rates further. That clarity should emerge in the first half of 2002, as price levels in the months ahead rise less than they did a year ago and the new year's introduction of euro notes and coins brings additional integration benefits.

As we look forward to 2002, the EAFE economies appear set to rebound, but with a bit less enthusiasm than their U.S. counterpart. While activity in the UK remains relatively healthy, that strength is offset by the festering recession in Japan. Bearish sentiment reigns over the country and its currency, creating potential for strong market rallies at any time, but in light of the debilitating Japanese debt problem, it seems unlikely that such gains would be sustainable. The picture is brighter in Europe. Even as the ECB has been more restrained than other central banks, it has more ammunition left to reduce rates, to bolster consumer sentiment, and with luck, to induce declines in bond yields. Although bond yields remain similar from the U.S. to the UK to Europe, price-earnings ratios for equities remain considerably lower in the UK and Europe than they are in the U.S. This leaves Europe with a generous valuation cushion should equity markets turn unfriendly again in 2002. And if economic recovery in 2002 brings enough stock market prosperity to break the two-year decline, Europe remains an appealing alternative to the more expensive U.S. markets.

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO

GROWTH OF A $10,000 INVESTMENT (a)

[GROWTH CHART]

MSCI(R) EAFE(R) Index Portfolio *                   MSCI(R) EAFE(R) Index ** (b)

       11/13/00      10,000      10,000
       12/31/00      10,080      10,122
        6/30/01       8,580       8,583
       12/31/01       7,837       7,856

                           INVESTMENT PERFORMANCE (a)
                     For the Period Ended December 31, 2001

                                                                     Total Return
                                        Total Return     Average Annualized Since
                                      One Year Ended   Commencement of Operations
                                   December 31, 2001            November 13, 2000
                                   -----------------            -----------------
State Street MSCI(R) EAFE(R)
  Index Portfolio                     -21.88%                      -19.33%
MSCI(R) EAFE(R) Index (b)             -21.44%                      -18.75%


(a) Total returns and performance graph information represent past performance and are not indicative of future results. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost.

(b) The MSCI(R) EAFE(R) Index is an arithmetic, market-weighted average of the performance of over 1,000 securities listed on the stock exchanges of the countries determined by MSCI(R) to be "developed." The MSCI(R) EAFE(R) Index is exclusive property of MSCI(R). Morgan Stanley Capital International is a service mark of MSCI(R) and has been licensed for use by the Trust. Figures for the MSCI(R) EAFE(R) Index, an unmanaged index of common stock prices, include reinvestment of dividends.

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2001

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                          ---------
COMMON STOCKS -- 94.5%
AUSTRALIA -- 2.5%
    3,863              Amcor, Ltd.                                  $  14,139
    3,000              AMP Diversified Property Trust                   3,962
    7,426              AMP, Ltd.                                       70,096
    2,400              Aristocrat Leisure, Ltd.                         8,108
    4,949              Australia & New Zealand
                         Banking Group, Ltd.                           45,116
    2,211              Australia Gas Light Co.,Ltd.                    10,280
      337              Australian Stock Exchange, Ltd.                  1,949
   24,621              BHP, Ltd.                                      132,334
    3,800              Boral, Ltd.                                      6,400
    6,364              Brambles Industries, Ltd.                       33,880
      511              BRL Hardy, Ltd.                                  2,890
    3,101              BT Office Trust                                  2,460
    4,067              Coca-Cola Amatil, Ltd.                          12,452
      300              Cochlear, Ltd.                                   6,987
    7,051              Coles Myer, Ltd.                                30,318
    8,274              Commonwealth Bank of Australia                 126,807
    3,200              Computershare, Ltd.                              8,649
    1,051              CSL, Ltd.                                       27,701
    6,354              CSR, Ltd.                                       22,085
    3,995              David Jones, Ltd.                                2,413
    3,818              Deutsche Office Trust                            2,599
    4,892              ERG, Ltd.                                        1,377
    1,440              ERG, Ltd. (a)                                      406
   13,259              Foster's Brewing Group, Ltd.                    32,985
    4,129              Futuris Corp., Ltd.                              3,910
    8,400              Gandel Retail Trust                              5,009
   12,404              General Property Trust                          17,969
    8,635              Goodman Fielder, Ltd.                            6,100
    2,458              Harvey Norman Holdings,Ltd.                      5,096
    1,534              Iluka Resources, Ltd.                            3,494
    2,258              James Hardie Industries NV (a)                   6,927
    1,706              John Fairfax Holdings, Ltd.                      3,356
    1,682              Leighton Holdings, Ltd.                          8,911
    2,857              Lend Lease Corp.                                19,085
   11,490              M.I.M Holdings, Ltd.                             6,705
      632              Macquarie Bank, Ltd.                            12,116
    5,105              Macquarie Infrastructure Group                   9,146
    5,151              Mayne Nickless, Ltd.                            18,141
    3,633              Mirvac Group                                     7,197
   10,304              National Australia Bank, Ltd.                  168,045
    1,742              Newcrest Mining, Ltd.                            3,692
   11,826              News Corp., Ltd. (The)                          94,569
   10,336              Normandy Mining, Ltd.                            9,576
    4,653              NRMA Insurance Group, Ltd.                       7,431
    4,400              OneSteel, Ltd.                                   2,487
    1,615              Orica, Ltd.                                      5,961
    2,053              Origin Energy, Ltd.                              2,965
    6,176              Pacific Dunlop, Ltd.                             3,256

    1,700              PaperlinX, Ltd.                              $   4,239
      435              Publishing & Broadcasting, Ltd.                  2,182
    4,106              QBE Insurance Group, Ltd.                       16,142
    2,068              Rio Tinto, Ltd.                                 39,386
    3,478              Santos, Ltd.                                    11,038
      530              Sonic Healthcare, Ltd.                           2,170
      827              Sons of Gwalia, Ltd.                             3,171
    4,393              Southcorp, Ltd.                                 16,978
    5,121              Stockland Trust Group                           11,324
    2,523              Suncorp-Metway, Ltd.                            18,120
    1,663              TAB, Ltd.                                        2,315
    2,072              TABCORP Holdings, Ltd.                          10,437
   34,230              Telstra Corp., Ltd.                             95,319
    2,800              Transurban Group (a)                             6,268
    2,400              Wesfarmers, Ltd.                                38,072
    1,490              Westfield Holdings, Ltd.                        12,855
   12,312              Westfield Trust                                 21,831
   11,619              Westpac Banking Corp.,Ltd.                      93,705
    7,347              WMC, Ltd.                                       36,003
    1,552              Woodside Petroleum, Ltd.                        10,639
    6,887              Woolworths, Ltd.                                39,625
                                                                    ---------
                                                                    1,529,356
                                                                    ---------
AUSTRIA -- 0.1%
      101              Bohler-Uddeholm AG                               4,045
      151              BWT AG                                           3,294
      236              Erste Bank deroesterreichischen
                         Sparkassen AG                                 12,545
      149              Flughafen Wien AG                                3,980
      110              Mayr-Melnhof Karton AG                           5,206
      192              Oesterreichische
                         Elektrizitaetswirtschafts-AG                  14,360
      194              OMV AG                                          16,257
      182              RHI AG                                           1,183
    1,676              Telekom Austria AG (a)                          13,893
      137              VA Technologie AG                                3,012
       93              Voest-Alpine AG                                  2,658
      497              Wienerberger AG                                  6,970
                                                                    ---------
                                                                       87,403
                                                                    ---------
BELGIUM -- 1.1%
      927              Agfa Gevaert NV                                 12,537
      116              Barco NV                                         4,069
      164              Bekaert SA                                       6,318
      246              Colruyt NV                                      10,733
       49              Compagnie Maritime Belge SA                      2,245
      624              Delhaize Le Lion SA                             32,474
    3,256              Dexia                                           46,820
      411              Electrabel SA                                   85,630
    9,146              Fortis                                         237,378
      895              Groupe Bruxelles Lambert SA                     47,056

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                       MARKET
  SHARES                                                               VALUE
----------                                                          -----------
BELGIUM -- (CONTINUED)
     1,614              Interbrew NPV                                $   44,190
     1,832              KBC Banassurance Holding NV                      61,495
       112              Omega Pharma SA                                   5,071
        41              S.A. D'Ieteren NV                                 6,753
       570              Solvay SA                                        34,333
     1,098              UCB SA                                           44,453
       179              Union Miniere SA                                  7,052
                                                                     ----------
                                                                        688,607
                                                                     ----------
DENMARK -- 0.9%
         4              A/S Dampskibsselskabet
                          Svendborg, Series B                            36,405
       200              A/S Det Ostasiatiske
                          Kompagni (a)                                    4,479
       125              Bang & Olufsen Holding
                          A/S, Series B                                   2,919
       250              Carlsberg A/S, Series B                          10,449
        58              Coloplast A/S, Series B                           3,820
         7              D/S 1912, Series B                               47,782
       550              Danisco A/S                                      19,694
     6,439              Danske Bank                                     103,327
        75              DSV, Series B                                     1,841
       400              FLS Industries A/S, Series B                      3,377
       981              GN Store Nord A/S                                 5,874
       160              Group 4 Falck A/S                                17,915
       317              H. Lundbeck A/S                                   8,162
       386              ISS A/S (a)                                      18,998
        25              Kobenhavns Lufthavne A/S                          1,620
       252              NavisionDamgaard A/S (a)                          6,760
        83              NEG Micon A/S (a)                                 2,187
       250              NKT Holding A/S                                   3,218
     3,005              Novo Nordisk A/S                                122,893
       604              Novozymes A/S, Series B                          12,188
     1,600              Tele Danmark A/S                                 57,003
       233              Topdanmark A/S (a)                                5,441
       970              Vestas Wind Systems AS                           26,485
       478              William Demant AS (a)                            12,422
                                                                     ----------
                                                                        535,259
                                                                     ----------
FINLAND -- 2.4%
       200              Amer Group, Ltd.                                  5,253
     1,862              Fortum Oyj                                        7,875
       200              Instrumentarium Corp.                             8,369
        66              KCI Konecranes International                      1,675
       600              Kesko Oyj                                         5,503
       140              Kone Corp., Series B                             10,346
     1,100              Metso Oyj                                        11,557
    44,096              Nokia Oyj                                     1,137,021
       267              Orion-Yhtyma Oyj, Series B                        4,778
     1,000              Outokumpu Oyj                                    10,551

       450              Oyj Hartwall Abp                             $    9,175
       200              Pohjola Group Insurance Corp.,
                          Series B                                        3,535
     1,000              Rautaruukki Oyj                                   3,651
     2,700              Sampo-Leona Insurance, Series A                  21,155
    10,750              Sonera Oyj                                       54,462
     2,862              Stora Enso Oyj, Series R                         36,644
       760              TietoEnator Oyj                                  20,131
     2,200              UPM-Kymmene Oyj                                  72,966
       300              Uponor Oyj                                        5,008
       300              Wartsila Oyj, Series B                            5,556
                                                                     ----------
                                                                      1,435,211
                                                                     ----------
FRANCE -- 10.2%
     1,779              Accor SA                                         64,673
    10,145              Alcatel SA, Series A                            173,430
       946              Alstom                                           10,520
       277              Altran Technologies SA                           12,517
     6,561              Aventis SA                                      465,877
    13,577              Axa                                             283,719
     3,698              BNP Paribas SA                                  330,905
     2,279              Bouygues SA                                      74,673
       269              Business Objects SA (a)                           8,994
     1,044              Cap Gemini SA                                    75,386
     5,312              Carrefour SA                                    276,211
       345              Castorama Dubois
                          Investissement SA                              17,770
       132              Club Mediterranee SA                              4,819
       749              Compagnie de Saint-Gobain                       113,037
       111              Compagnie Francaise
                          d'Etudes et de Construction SA                 14,825
     1,229              Compagnie Generale des
                          Establissements Michelin                       40,543
       703              Dassault Systemes SA                             33,800
       700              Essilor International SA                         21,160
       582              Etablissements Economiques
                          du Casino Guichard-Perrachon SA                44,902
     1,419              European Aeronautic Defence
                          & Space Co.                                    17,233
     6,084              France Telecom SA                               243,224
     1,285              Groupe Danone                                   156,745
       111              Imerys                                           10,654
       786              L'Air Liquide SA                                110,153
     4,456              L'Oreal SA                                      320,970
     1,134              Lafarge SA                                      105,915
     1,249              Lagardere S.C.A.                                 52,267
     3,229              LMVH (Louis Vuitton Moet
                          Hennessy)                                     131,388
       645              Pechiney SA                                      33,251
       516              Pernod-Ricard SA                                 39,971
       835              Pinault-Printemps-Redoute SA                    107,504

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                      MARKET
  SHARES                                                              VALUE
----------                                                         -----------
FRANCE -- (CONTINUED)
    2,111              PSA Peugoet Citroen                         $  89,750
    1,014              Publicis SA                                    26,859
      527              Renault SA                                     18,586
      281              Sagem SA                                       17,201
    4,824              Sanofi-Synthelabo SA                          359,933
    1,499              Schneider Electric SA                          72,072
      384              Societe BIC SA                                 13,115
    3,217              Societe Generale                              180,023
      557              Societe Television Francaise 1                 14,080
    1,108              Sodexho Alliance SA                            47,363
    6,241              STMicroelectronics N.V.                       200,323
    8,061              Suez SA                                       244,027
    1,036              Thales SA                                      35,744
      466              Thomson Multimedia (a)                         14,315
    6,182              Total FinaElf SA                              882,885
      339              Unibail SA                                     17,220
    1,801              Usinor SA                                      22,530
      562              Valeo SA                                       22,417
      604              Vinci SA                                       35,413
    8,595              Vivendi Universal SA                          470,643
       36              Zodiac SA                                       6,536
                                                                   ---------
                                                                   6,188,071
                                                                   ---------
GERMANY -- 7.4%
      400              Adidas-Salomon AG                              30,023
    1,800              Allianz AG                                    426,309
      290              Altana AG                                      14,460
    5,000              BASF AG                                       185,865
    6,400              Bayer AG                                      204,002
    3,954              Bayer Hypo-und Vereinsbank AG                 120,824
      500              Beiersdorf AG, Series A                        56,761
      400              Buderus AG                                     11,005
      900              Continental AG                                 11,900
    8,400              DaimlerChrysler AG                            361,615
    4,900              Deutsche Bank AG                              346,407
    2,500              Deutsche Lufthansa AG                          33,010
    1,407              Deutsche Post AG                               18,779
   22,122              Deutsche Telekom AG                           380,148
      329              Douglas Holding AG                              9,081
    6,000              E.On AG                                       310,810
      595              Epcos AG                                       29,402
      577              Fresenius Medical Care AG                      35,705
      539              Gehe AG                                        20,876
      400              Heidelberg Zement AG                           19,232
    1,461              Infineon Technologies AG                       29,854
      794              Kamps AG                                        6,363
      700              KarstadtQuelle AG                              27,673
    1,000              Linde AG                                       40,512
      800              MAN AG                                         16,917
      400              MAN AG, Preferred                               6,411

    1,000              Merck KGAA                                  $  36,941
    2,100              Metro AG                                       74,511
      233              MLP AG                                         16,972
    1,200              Muenchener Rueckversicherungs-
                         Gesellschaft AG                             325,822
    1,400              Preussag AG                                    34,404
    1,199              ProSieben Sat.1 Media AG                        6,138
    3,970              RWE AG                                        149,168
      288              RWE AG, Preferred                               8,013
    2,300              SAP AG                                        299,601
    1,700              Schering AG                                    90,212
      200              SGL Carbon AG (a)                               4,016
    7,800              Siemens AG                                    516,353
    3,800              ThyssenKrupp AG                                55,454
    2,500              Volkswagen AG                                 116,861
    1,775              WCM Beteiligungs-und
                         Grundbesitz AG                               19,281
                                                                   ---------
                                                                   4,507,691
                                                                   ---------
GREECE -- 0.4%
    1,364              Alpha Bank AE                                  24,314
       60              Aluminum of Greece SA                           1,784
      380              Attica Enterprises
                         Holding SA (a)                                1,719
    1,084              Bank of Piraeus                                 9,632
      875              Coca-Cola Hellenic
                         Bottling Co. SA                              12,621
      630              Commercial Bank of Greece                      20,811
    1,218              EFG Eurobank Ergasias                          16,939
      220              EYDAP Athens Water Supply
                         and Sewage Co. SA                             1,246
      100              Folli-Follie                                    1,758
      140              Fourlis SA                                        551
      160              Hellenic Duty Free Shops SA                     1,647
      852              Hellenic Petroleum SA                           5,280
      566              Hellenic Technodomiki SA                        3,124
    2,318              Hellenic Telecommunications
                         Organization SA                              37,769
      513              Intracom SA                                     6,577
      180              Lambrakis Press SA                                696
      220              M. J. Maillis SA                                1,030
    1,678              National Bank of Greece SA                     39,921
    1,733              Panafon Hellenic Telecom SA                     8,949
      120              Papastratos Cigarettes Co.                      1,560
      500              Technical Olympic SA                            1,015
      265              Titan Cement Co.                                9,428
      796              Viohalco, Hellenic Copper
                         and Aluminum Industry SA                      6,492
                                                                   ---------
                                                                     214,863
                                                                   ---------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                       MARKET
  SHARES                                                               VALUE
----------                                                            --------
HONG KONG -- 1.5%
   4,000             Amoy Properties, Ltd.                            $  4,155
   2,500             ASM Pacific Technology, Ltd.                        4,921
  10,400             Bank of East Asia, Ltd.                            22,406
  16,000             Cathay Pacific Airways                             20,518
   6,000             Cheung Kong (Holdings), Ltd.                       62,325
   1,000             Cheung Kong Infrastructure
                       (Holdings), Ltd.                                  1,558
  16,600             CLP Holdings, Ltd.                                 63,332
   7,122             Esprit Holdings, Ltd.                               8,037
   8,000             Giordano International, Ltd.                        3,539
   9,700             Hang Seng Bank, Ltd.                              106,667
   7,000             Henderson Land
                       Development Co., Ltd.                            31,868
  32,300             Hong Kong & China Gas
                       Co., Ltd.                                        39,765
   4,000             Hong Kong Exchanges
                       & Clearing, Ltd.                                  6,079
   5,500             Hongkong Electric Holdings, Ltd.                   20,454
  23,000             Hutchison Whampoa, Ltd.                           222,689
   7,104             Hysan Development Co., Ltd.                         7,152
  20,000             Johnson Electronic Holdings, Ltd.                  21,031
  17,000             Li & Fung, Ltd.                                    19,076
   4,000             MTR Corp.                                           5,232
  14,000             New World Development Co., Ltd.                    12,209
  92,000             Pacific Century CyberWorks, Ltd. (a)               25,366
  12,000             Shangri-La Asia, Ltd.                               9,387
  20,000             Sino Land Co., Ltd.                                 7,951
  10,000             South China Morning Post
                       (Holdings), Ltd.                                  6,284
  14,000             Sun Hung Kai Properties, Ltd.                     113,108
   9,500             Swire Pacific, Ltd.                                51,777
   2,000             Television Broadcast, Ltd.                          8,669
  13,000             Wharf (Holdings), Ltd. (The)                       31,759
                                                                      --------
                                                                       937,314
                                                                      --------
IRELAND -- 0.8%
   8,383             Allied Irish Banks PLC                             97,032
   4,762             Bank of Ireland                                    44,180
   4,920             CRH PLC                                            86,868
     789             DCC PLC                                             8,465
   3,185             Elan Corp. PLC (a)                                147,463
     435             Green Property PLC                                  2,440
   1,839             Greencore Group PLC                                 4,585
   4,093             Independent News & Media PLC                        7,653
     190             IONA Technologies PLC (a)                           3,933
   2,638             Irish Life & Permanent PLC                         26,776
   9,781             Jefferson Smurfit Group PLC                        21,336
   1,269             Kerry Group PLC                                    15,423
   5,832             Ryanair Holdings PLC (a)                           36,868
   5,569             Waterford Wedgwood PLC                              4,364
                                                                      --------
                                                                       507,386
                                                                      --------
ITALY -- 3.7%
     395             ACEA SpA                                            2,680
  11,000             Alitalia SpA (a)                                    9,814
   1,402             Alleanza Assicurazioni                             15,416
   9,475             Assicurazioni Generali SpA                        263,211
   1,494             Autogrill SpA                                      13,848
   7,975             Autostrade SpA                                     55,385
   9,603             Banca Di Roma SpA (a)                              19,024
   1,056             Banca Fideuram SpA                                  8,453
  38,000             Banca Intesa SpA                                   95,074
   7,000             Banca Intesa SpA RISP                              12,527
   3,009             Banca Monte dei Paschi di
                       Siena SpA                                         7,502
   6,673             Banca Nazionale del Lavoro                         13,517
   2,500             Banca Popolare di Milano Scrl                       8,726
   1,250             Benetton Group SpA                                 14,157
  13,157             Bipop-Carire SpA                                   21,789
   2,000             Bulgari SpA                                        15,528
      52             e.Biscom (a)                                        2,366
  24,981             Enel SpA                                          140,794
  28,050             Eni                                               351,646
   2,400             Fiat SpA                                           38,507
     539             Fiat SpA RISP Non-Convertible                       5,548
     697             Fiat SpA, Preferred                                 7,695
   2,326             Gruppo Editoriale
                       L'Espresso SpA                                    6,959
   1,250             Italcementi SpA                                     9,794
   2,055             Italgas SpA                                        19,285
   2,000             La Rinascente SpA                                   6,963
     528             Luxottica Group SpA                                 8,664
   7,300             Mediaset SpA                                       53,363
   4,750             Mediobanca SpA                                     53,204
     841             Mediolanum SpA                                      7,578
   1,500             Mondadori (Arnoldo)
                       Editore SpA                                       9,482
   5,000             Parmalat Finanziaria SpA                           13,489
  11,000             Pirelli SpA                                        19,294
   4,450             Riunione Adriatica di
                       Sicurta SpA                                      52,419
   9,250             San Paolo - IMI SpA                                99,243
  22,025             Seat Pagine Gialle SpA (a)                         17,787
   2,500             Snia SpA                                            3,361
  53,000             Telecom Italia Mobile SpA                         295,879
   9,500             Telecom Italia SpA RISP
                       Non-Convertible                                  50,751
  28,000             Telecom Italia SpA                                239,332
   1,331             Tiscali SpA (a)                                    12,064

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                        MARKET
  SHARES                                                                VALUE
----------                                                            ---------
ITALY -- (CONTINUED)
   33,250             UniCredito Italiano SpA                         $ 133,518
                                                                      ---------
                                                                      2,235,636
                                                                      ---------
JAPAN -- 19.4%
    3,000             77 Bank, Ltd.                                      13,253
      900             ACOM Co., Ltd.                                     65,581
      700             Advantest Corp.                                    39,631
      200             Aiful Corp.                                        12,941
    6,000             Ajinomoto Co., Inc.                                58,599
    1,000             ALPS Electric Co., Ltd.                             6,791
    2,000             Amada Co., Ltd.                                     7,935
    1,000             Amano Corp.                                         5,990
      500             Aoyama Trading Co., Ltd.                            4,769
   20,000             Asahi Bank, Ltd. (The)                             12,513
    4,000             Asahi Breweries, Ltd.                              35,983
   14,000             Asahi Chemical Industry, Ltd.                      49,138
   11,000             Asahi Glass Co., Ltd.                              65,047
      400             Asatsu-Dk, Inc.                                     7,813
    4,000             Ashikaga Bank, Ltd. (a)                             3,662
      300             Autobacs Seven Co., Ltd.                            6,982
    4,000             Bank of Fukuoka, Ltd. (The)                        13,551
   11,000             Bank of Yokohama, Ltd. (The)                       38,356
    1,100             Benesse Corp.                                      28,537
    8,000             Bridgestone Corp.                                  84,663
    8,000             Canon, Inc.                                       275,294
    2,000             Casio Computer Co., Ltd.                            8,668
       14             Central Japan Railway Co.                          90,584
    2,600             Chubu Electric Power Co.                           46,818
    2,000             Chugai Pharmaceutical Co., Ltd.                    23,180
    6,000             Chuo Mitsui Trust and
                        Banking Co., Ltd. (The)                           5,951
    2,000             Citizen Watch Co., Ltd.                             9,965
    1,200             Credit Saison Co., Ltd.                            23,348
      500             CSK Corp.                                          11,712
    6,000             DAI Nippon Printing Co., Ltd.                      59,973
    3,000             Daicel Chemical Industries, Ltd.                    8,813
    5,000             Daiei, Inc. (The) (a)                               2,823
    1,000             Daifuku Co., Ltd.                                   4,044
    2,000             Daiichi Pharmaceutical Co., Ltd.                   38,913
    2,000             Daikin Industries, Ltd.                            31,360
    2,000             Daimaru, Inc. (The)                                 8,042
    5,000             Dainippon Ink & Chemicals, Inc.                     7,134
    1,000             Dainippon Screen MFG. Co., Ltd.                     3,144
      900             Daito Trust Construction Co., Ltd.                 13,768
   14,000             Daiwa Bank Holdings, Inc. (a)                       8,759
    4,000             Daiwa House Industry Co., Ltd.                     22,829
   12,000             Daiwa Securities Group, Inc.                       63,086
    3,000             Denki Kagaku Kogyo
                        Kabushiki Kaisha                                  6,959


    6,100             Denso Corp.                                     $  80,800
       29             East Japan Railway Co.                            140,066
    2,000             Ebara Corp.                                        12,056
    2,000             Eisai Co., Ltd.                                    49,748
    1,600             FANUC, Ltd.                                        68,121
      300             Fuji Machine MFG. Co., Ltd.                         3,914
    4,000             Fuji Photo Film Co., Ltd.                         142,835
      200             Fuji Soft ABC, Inc.                                 7,966
        3             Fuji Television Network, Inc.                      12,109
    3,000             Fujikura, Ltd.                                     11,262
    1,000             Fujisawa Pharmaceutical Co., Ltd.                  23,043
   17,000             Fujitsu, Ltd.                                     123,745
    6,000             Furukawa Electric Co., Ltd. (The)                  31,863
    4,000             Gunma Bank, Ltd. (The)                             18,312
    2,000             Gunze, Ltd.                                         7,233
    1,000             Hankyu Department Stores, Inc.                      6,012
      300             Hirose Electric Co., Ltd.                          20,441
    7,000             Hitachi Zosen Corp. (a)                             3,258
   27,000             Hitachi, Ltd.                                     197,772
    5,000             Hokuriku Bank, Ltd. (The) (a)                       5,455
    6,900             Honda Motor Co., Ltd.                             275,347
    1,000             House Food Corp.                                    8,202
    1,100             Hoya Corp.                                         65,718
    2,000             Isetan Co., Ltd.                                   20,494
    3,000             Ishihara Sangyo Kaisha, Ltd. (a)                    4,212
    9,000             Ishikawajima-Harima Heavy
                        Industries Co., Ltd.                             14,009
    3,000             Ito-Yokado Co., Ltd.                              135,510
   14,000             Itochu Corp.                                       31,619
   18,000             Japan Airlines Co., Ltd.                           43,125
    8,000             Japan Energy Corp.                                  8,973
       11             Japan Tobacco, Inc.                                69,243
    2,000             JGC Corp.                                          14,757
    6,000             Joyo Bank, Ltd. (The)                              16,618
    3,000             Jusco Co., Ltd.                                    67,755
    7,000             Kajima Corp.                                       19,014
    1,000             Kaken Pharmaceutical Co., Ltd.                      5,448
    2,000             Kamigumi Co., Ltd.                                  8,210
    4,000             Kanebo, Ltd. (a)                                    6,104
    4,000             Kaneka Corp.                                       24,386
    7,400             Kansai Electric Power Co. (The)                   105,980
    5,000             Kao Corp.                                         103,960
      400             Katokichi Co., Ltd.                                 6,379
   10,000             Kawasaki Heavy Industries, Ltd. (a)                 9,156
    4,000             Kawasaki Kisen Kaisha, Ltd.                         5,341
   22,000             Kawasaki Steel Corp.                               22,326
    4,000             Keihin Electric Express
                        Railway Co., Ltd.                                15,138
      100             Keyence Corp.                                      16,626
    1,000             Kikkoman Corp.                                      5,410

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                       MARKET
  SHARES                                                               VALUE
----------                                                            --------
JAPAN -- (CONTINUED)
   2,000              Kinden Corp.                                    $  9,354
  16,000              Kinki Nippon Railway Co., Ltd.                    51,274
   9,000              Kirin Brewery Co., Ltd.                           64,345
   1,000              Kokuyo Co., Ltd.                                   8,393
   7,000              Komatsu, Ltd.                                     25,050
   1,000              Komori Corp.                                      11,285
   1,300              Konami Co., Ltd.                                  38,585
   2,000              Konica Corp.                                      11,766
   1,000              Koyo Seiko Co., Ltd.                               3,525
  14,000              Kubota Corp.                                      36,747
   3,000              Kuraray Co., Ltd.                                 19,159
   1,000              Kurita Water Industries, Ltd.                     12,414
   1,700              Kyocera Corp.                                    110,903
   1,000              Kyowa EXEO Corp.                                   5,944
   3,000              Kyowa Hakko Kogyo Co., Ltd                        14,238
   1,700              Kyushu Electric Power Co.                         24,490
   1,000              Makita Corp.                                       4,937
  10,000              Marubeni Corp. (a)                                 6,028
   3,000              Marui Co., Ltd.                                   35,480
     400              Matsushita Communication
                        Industrial Co., Ltd.                            10,835
  18,000              Matsushita Electric
                        Industrial Co., Ltd.                           231,146
   1,000              Matsushita ElectricWorks, Ltd.                     8,233
   2,000              Meiji Milk Products Co.,Ltd.                       4,898
   3,000              Meiji Seika Kaisha, Ltd.                          12,017
     300              Meitec Corp.                                       7,325
   3,000              Minebea Co., Ltd.                                 16,161
  21,000              Mitsubishi Chemical Corp.                         44,705
  12,000              Mitsubishi Corp.                                  77,918
  20,000              Mitsubishi Electric Corp.                         77,369
  10,000              Mitsubishi Estate Co., Ltd.                       73,173
   3,000              Mitsubishi Gas Chemical Co., Inc.                  4,189
  30,000              Mitsubishi Heavy Industries, Ltd.                 80,116
   1,000              Mitsubishi Logistics Corp.                         7,081
   8,000              Mitsubishi Materials Corp.                        10,926
   2,000              Mitsubishi Paper Mills, Ltd.                       2,854
   4,000              Mitsubishi Rayon Co., Ltd.                        10,468
      41              Mitsubishi Tokyo
                        Financial Group, Inc. (a)                      274,988
  14,000              Mitsui & Co., Ltd.                                69,327
   6,000              Mitsui Engineering &
                        Shipbuilding Co., Ltd. (a)                       5,951
   7,000              Mitsui Fudosan Co., Ltd.                          53,411
  13,000              Mitsui Marine & Fire
                        Insurance Co., Ltd.                             61,003
   4,000              Mitsui Mining & Smelting Co., Ltd.                13,124
   3,000              Mitsukoshi, Ltd.                                   8,424
      63              Mizuho Holdings, Inc.                            128,346

   1,000              Mori Seiki Co., Ltd.                            $  5,990
   2,100              Murata Manufacturing Co., Ltd.                   125,942
     400              Namco, Ltd.                                        7,630
  15,000              NEC Corp.                                        153,022
   4,000              NGK Insulators, Ltd.                              29,635
   2,000              NGK Spark Plug Co., Ltd.                          14,406
   2,000              Nichirei Corp.                                     4,441
     400              Nidec Corp.                                       21,059
   5,000              Nikko Cordial Corp.                               22,318
   3,000              Nikon Corp.                                       23,096
   1,000              Nintendo Co., Ltd.                               175,111
   1,000              Nippon COMSYS Corp.                                5,349
  11,000              Nippon Express Co., Ltd.                          37,349
   2,000              Nippon Meat Packers, Inc.                         21,212
  13,000              Nippon Mitsubishi Oil Corp.                       49,596
   3,000              Nippon Sheet Glass Co., Ltd.                       9,477
   1,000              Nippon Shokubai Co., Ltd.                          3,586
  62,000              Nippon Steel Corp.                                89,409
      71              Nippon Telegraph and
                        Telephone Corp.                                231,322
      10              Nippon Unipac Holding                             44,636
   9,000              Nippon Yusen Kabushiki Kaisha                     27,125
   2,000              Nishimatsu Construction Co., Ltd.                  5,921
  27,000              Nissan Motor Co., Ltd.                           143,179
   2,000              Nisshin Flour Milling Co., Ltd.                   12,056
   2,000              Nisshinbo Industries, Inc.                         7,416
     900              Nissin Food Products Co., Ltd.                    17,580
   1,200              Nitto Denko Corp.                                 27,743
  17,000              Nomura Securities Co., Ltd.                      217,915
   1,000              Noritake Co., Ltd.                                 3,800
   4,000              NSK, Ltd.                                         13,795
   3,000              NTN Corp.                                          4,853
       6              NTT Data Corp.                                    21,334
      18              NTT DoCoMo, Inc.                                 211,506
   5,000              Obayashi Corp.                                    14,192
  10,000              Oji Paper Co., Ltd                                39,753
   2,000              Okumura Corp.                                      4,914
   2,000              Olympus Optical Co., Ltd.                         28,765
   2,000              Omron Corp.                                       26,705
   1,000              Onward Kashiyama Co., Ltd.                         9,599
     700              Oriental Land Co., Ltd.                           48,123
     800              Orix Corp.                                        71,662
  22,000              Osaka Gas Co., Ltd                                52,541
   1,800              Pioneer Corp.                                     39,280
   1,100              Promise Co., Ltd.                                 59,507
   3,000              Ricoh Co., Ltd.                                   55,852
   1,000              Rohm Co., Ltd.                                   129,788
   1,000              Sanden Corp.                                       2,938
   4,000              Sankyo Co., Ltd.                                  68,518

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                       MARKET
  SHARES                                                               VALUE
----------                                                           ----------
JAPAN -- (CONTINUED)
       500            Sanrio Co., Ltd.                               $    3,949
    17,000            Sanyo Electric Co., Ltd.                           80,291
     2,000            Sapporo Breweries, Ltd.                             5,539
     2,000            Secom Co., Ltd.                                   100,412
     1,100            Sega Corp. (a)                                     21,948
     1,000            Seino Transportation Co., Ltd.                      4,059
     2,000            Seiyu, Ltd. (The) (a)                               4,166
     4,000            Sekisui Chemical Co.,Ltd.                          10,530
     7,000            Sekisui House, Ltd.                                50,740
     1,000            Seven-Eleven Japan Co.,Ltd.                        36,472
    10,000            Sharp Corp.                                       116,969
       400            Shimachu Co., Ltd.                                  5,494
       400            Shimamura Co., Ltd.                                23,501
       900            Shimano, Inc.                                      10,232
     8,000            Shimizu Corp.                                      27,102
     3,700            Shin-Etsu Chem Co., Ltd.                          132,970
     3,000            Shionogi & Co., Ltd.                               51,274
     3,000            Shiseido Co., Ltd.                                 27,720
     7,000            Shizuoka Bank, Ltd. (The)                          52,983
     7,000            Showa Denko K.K. (a)                                7,477
     3,000            Showa Shell Sekiyu K.K.                            15,932
     1,000            Skylark Co., Ltd.                                  16,786
       500            SMC Corp.                                          50,893
     2,000            Snow Brand Milk Products
                        Co., Ltd. (a)                                     3,311
     2,200            Softbank Corp.                                     35,587
     7,900            Sony Corp.                                        361,064
    40,000            Sumitomo Bank, Ltd. (The)                         169,388
    15,000            Sumitomo Chemical Co., Ltd.                        50,931
    10,000            Sumitomo Corp.                                     45,857
     7,000            Sumitomo Electric Industries, Ltd.                 48,871
     1,000            Sumitomo Forestry Co., Ltd.                         5,249
     4,000            Sumitomo Heavy Industries, Ltd. (a)                 2,136
    25,000            Sumitomo Metal Industries, Ltd. (a)                 8,012
     4,000            Sumitomo Metal Mining Co., Ltd.                    13,337
     3,000            Sumitomo Osaka Cement Co., Ltd.                     4,372
     3,000            Sumitomo Trust & Banking Co, Ltd.                  12,178
     7,000            Taiheiyo Cement Corp.                              10,629
     7,000            Taisei Corp.                                       15,169
     3,000            Taisho Pharmaceutical Co., Ltd.                    47,154
     1,000            Taiyo Yuden Co., Ltd.                              15,146
     2,000            Takara Shuzo Co., Ltd.                             16,817
     2,000            Takashimaya Co., Ltd.                              11,796
     7,000            Takeda Chemical Industries, Ltd.                  316,725
       900            Takefuji Corp.                                     65,100
     1,000            Takuma Co., Ltd.                                    6,844
       500            TDK Corp.                                          23,577
     9,000            Teijin, Ltd.                                       34,541
     2,000            Teikoku Oil Co., Ltd.                               7,310
     1,500            Terumo Corp.                                       19,434

       400            TIS, Inc.                                      $    9,553
     6,000            Tobu Railway Co., Ltd.                             15,794
     2,000            Toda Corp.                                          5,494
       200            Toho Co., Ltd.                                     21,639
     4,600            Tohoku Electric Power Co., Inc.                    63,107
    12,000            Tokio Marine & Fire
                        Insurance Co., Ltd.                              87,716
     1,000            Tokyo Broadcasting
                        System, Inc.                                     15,184
    11,700            Tokyo Electric Power Co.,
                        Inc. (The)                                      249,069
     1,600            Tokyo Electron, Ltd.                               78,498
    25,000            Tokyo Gas Co., Ltd.                                66,954
     1,000            Tokyo Style Co., Ltd.                               8,576
    11,000            Tokyu Corp.                                        33,153
     7,000            Toppan Printing Co., Ltd.                          64,573
    10,000            Toray Industries, Inc.                             24,187
    28,000            Toshiba Corp.                                      96,139
     4,000            Tosoh Corp.                                         7,783
     2,000            Tostem Corp.                                       27,056
     3,000            Toto, Ltd.                                         14,306
     2,000            Toyo Seikan Kaisha, Ltd.                           25,546
     5,000            Toyobo Co., Ltd.                                    6,257
    26,100            Toyota Motor Corp.                                661,163
       200            Trans Cosmos, Inc.                                  5,204
     6,000            Ube Industries, Ltd.                                5,906
        10            UFJ Holdings, Inc. (a)                             22,051
       500            Uni-Charm Corp.                                    10,453
     1,000            UNY Co., Ltd.                                      10,163
     1,000            Wacoal Corp.                                        7,966
         4            West Japan Railway Co.                             17,885
       400            World Co., Ltd.                                    12,056
     1,000            Yakult Honsha Co., Ltd.                             7,477
     2,000            Yamaha Corp.                                       14,802
     3,000            Yamanouchi Pharmaceutical
                        Co., Ltd.                                        79,200
     4,000            Yamato Transport Co., Ltd.                         75,385
     2,000            Yamazaki Baking Co., Ltd.                          10,972
     3,000            Yasuda Fire & Marine
                        Insurance Co., Ltd.                              17,168
     2,000            Yokogawa Electric Corp.                            15,947
                                                                     ----------
                                                                     11,763,180
                                                                     ----------
NETHERLANDS -- 5.9%
    13,653            ABN AMRO Holding NV                               219,906
    10,604            Aegon NV                                          287,021
     2,665            Akzo Nobel NV                                     118,998
     4,184            ASM Lithography Holding NV (a)                     72,718
       940            Buhrmann NV                                        10,320
     6,566            Elsevier NV                                        77,637

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                        MARKET
  SHARES                                                                VALUE
----------                                                           -----------
NETHERLANDS -- (CONTINUED)
     2,511            Getronics NV                                    $    8,138
       796            Hagemeyer NV                                        14,883
     2,635            Heineken NV                                         99,921
       209            IHC Caland NV                                        9,770
    17,446            ING Groep NV                                       444,877
       458            KLM Royal Dutch Airlines                             5,277
    12,265            Koniklijke (Royal) Philips
                        Electronics NV                                   364,523
    14,012            Koninklijke (Royal) KPN NV (a)                      71,237
     7,230            Koninklijke Ahold NV                               210,374
       645            Koninklijke Numico NV                               15,035
       644            Oce NV                                               6,462
     1,308            Qiagen NV                                           24,457
    19,794            Royal Dutch Petroleum Co.                        1,002,805
       684            Royal Vendex KBB NV                                  7,783
     3,651            TNT Post Group NV                                   78,993
     5,327            Unilever NV                                        312,327
       794            Vedior NV                                            9,523
       959            VNU NV                                              29,467
     2,535            Wolters Kluwer NV                                   57,781
                                                                      ----------
                                                                       3,560,233
                                                                      ----------
NEW ZEALAND -- 0.1%
     3,386            Auckland International
                        Airport, Ltd.                                      5,104
    13,145            Carter Holt Harvey, Ltd.                             9,305
     4,649            Contact Energy, Ltd.                                 7,705
       636            Fisher & Paykel Appliances Holdings,
                        Ltd., Series H (a)                                 2,675
       806            Fisher & Paykel Industries, Ltd.                     5,739
     3,472            Fletcher Building, Ltd.                              4,250
     8,380            Fletcher Challenge Forests (a)                         768
       651            Independent Newspapers, Ltd.                           989
     1,033            Sky City Entertainment Group, Ltd.                   2,710
    17,005            Telecom Corp. of New Zealand, Ltd.                  35,404
       631            Tower, Ltd.                                          1,295
     2,607            Warehouse Group, Ltd. (The)                          7,165
                                                                      ----------
                                                                          83,109
                                                                      ----------
NORWAY -- 0.5%
       300            Bergesen d.y. ASA, Series A                          5,318
       200            Bergesen d.y. ASA , Series B                         3,166
     5,205            Den Norsske Bank                                    23,445
       400            Elkem ASA                                            6,689
       591            Frontline, Ltd.                                      6,128
       196            Gjensidige NOR Sparebank                             5,944
       900            Kvaerner ASA (a)                                       868
     1,600            Merkantildata ASA (a)                                1,891
     1,093            Nera ASA                                             2,364
     1,800            Norsk Hydro ASA                                     75,457

       844            Norske Skogindustrier ASA                       $   15,856
        88            Opticom ASA (a)                                      3,610
     1,800            Orkla ASA                                           30,504
       800            Petroleum Geo-Services ASA (a)                       6,199
       500            Schibsted ASA                                        4,822
       400            Smedvig ASA, Series A                                3,256
       200            Smedvig ASA, Series B                                1,371
     3,693            Statoil ASA (a)                                     25,322
     2,200            Storebrand ASA                                      12,755
       492            Tandberg ASA (a)                                    10,971
     4,556            Telenor ASA                                         19,607
     1,501            Tomra Systems ASA                                   14,392
                                                                      ----------
                                                                         279,935
                                                                      ----------
PORTUGAL -- 0.5%
    18,238            Banco Comercial Portugues SA                        73,885
     1,378            Banco Espirto Santo SA                              17,754
     4,870            BPI - SGPS SA                                        9,800
     4,134            Brisa-Auto Estrada de
                        Portugal SA                                       17,521
       864            CIMPOR-Cimentos de
                        Portugal, SGPS SA                                 15,155
    22,120            Electridade de Portugal SA                          48,056
       723            Jeronimo Martins SGPS SA (a)                         5,955
    10,411            Portugal Telecom SGPS SA                            81,109
       281            PT Multimedia-Servicos de
                        Telecomunicacoes e Multimedia SA (a)               1,951
    15,088            Sonae, S.G.P.S. SA                                  10,881
                                                                      ----------
                                                                         282,067
                                                                      ----------
SINGAPORE -- 0.9%
     2,000            Allgreen Properties, Ltd.                            1,116
    14,000            Capitaland, Ltd.                                    14,178
     8,000            Chartered Semiconductor
                        Manufacturing, Ltd. (a)                           21,229
     6,000            City Developments, Ltd.                             19,659
     1,000            Creative Technology, Ltd.                            8,015
     2,013            Cycle & Carriage, Ltd.                               3,358
     1,000            Datacraft Asia, Ltd.                                 2,180
    11,000            DBS Group Holdings, Ltd.                            82,209
     4,000            First Capital Corp., Ltd.                            2,361
     2,000            Fraser & Neave, Ltd.                                 8,232
     1,000            Haw Par Corp., Ltd.                                  2,199
     4,000            Hotel Properties, Ltd.                               2,773
     8,000            Keppel Corp., Ltd.                                  12,304
     1,000            Keppel Land, Ltd.                                      931
     9,000            Neptune Orient Lines, Ltd. (a)                       4,728
    10,000            Oversea-Chinese Banking
                        Corp., Ltd.                                       59,572

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                         MARKET
  SHARES                                                                 VALUE
----------                                                            ----------
SINGAPORE -- (CONTINUED)
    1,000          Overseas Union Enterprise, Ltd.                    $   3,466
    6,000          Parkway Holdings, Ltd.                                 3,119
   11,000          SembCorp Industries, Ltd.                              9,532
    1,000          SembCorp Logistics, Ltd.                                 975
    2,000          Sembcorp Marine, Ltd.                                    894
    8,000          Singapore Airlines, Ltd.                              47,658
    3,000          Singapore Exchange, Ltd.                               2,015
    3,000          Singapore Press Holdings, Ltd.                        35,418
   20,000          Singapore Technologies
                     Engineering, Ltd.                                   25,454
   57,000          Singapore Telecommunications, Ltd.                    54,330
    2,000          SMRT Corp, Ltd.                                          774
    1,000          ST Assembly Test Services, Ltd. (a)                    1,186
   11,000          United Overseas Bank, Ltd.                            75,656
    4,000          United Overseas Land, Ltd.                             3,661
    2,000          Venture Manufacturing
                     (Singapore), Ltd.                                   14,406
    5,000          Wing Tai Holdings, Ltd.                                2,220
                                                                      ---------
                                                                        525,808
                                                                      ---------
SPAIN -- 3.0%
      453          Acerinox SA                                           15,145
      438          ACS SA                                                10,685
    2,576          Altadis SA, Series A                                  43,808
      919          Amadeus Global Travel
                     Distribution SA, Series A                            5,302
    1,597          Autopistas, Concesionaria
                     Espanola SA                                         15,911
      942          Azucarera Ebro Agricolas SA                            9,142
   26,646          Banco Bilbao Vizcaya
                     Argentaria SA                                      329,775
   36,004          Banco Santander Central
                     Hispano SA                                         301,655
    1,066          Corporacion Mapfre,
                     Compania Internacional de
                     Reaseguros SA                                        6,179
    8,269          Empresa Nacional de
                   Electricidad SA                                      129,359
      657          Fomento de Construcciones
                     y Contratas SA                                      13,601
    2,398          Gas Natural SDG SA                                    39,927
    1,260          Grupo Dragados SA                                     16,862
    7,025          Iberdrola SA                                          91,446
    1,795          Industria de Diseno Textil, SA (a)                    34,218
      446          Metrovacesa SA                                         6,155
      411          NH Hoteles SA                                          4,088
      328          Promotora de Informaciones SA                          3,066
       98          Puleva Biotech SA (a)                                    260
    9,034          Repsol YPF SA                                        131,754
      793          Sociedad General de Aguas
                     de Barcelona                                         9,885

       12          Sociedad General de Aguas
                     de Barcelona SA Ord (a)                          $     147
    1,026          Sol Melia SA                                           7,801
      677          Telefonica Publicidad e
                   Informacion SA                                         2,682
   36,892          Telefonica SA (a)                                    493,699
    2,099          TelePizza SA (a)                                       3,252
    1,507          Terra Networks SA (a)                                 12,344
    2,384          Union Electrica Fenosa SA                             38,590
      950          Vallehermoso SA                                        5,913
    1,368          Zeltia SA                                             10,646
                                                                      ---------
                                                                      1,793,297
                                                                      ---------
SWEDEN -- 2.1%
    2,400          Assa Abloy AB, Series B                               34,548
    1,000          Atlas Copco AB, Series A                              22,355
      500          Atlas Copco AB, Series B                              10,511
      800          Drott AB, Series B                                     8,237
    2,900          Electrolux AB                                         43,266
    1,600          Gambro AB, Series A                                    9,991
      800          Gambro AB, Series B                                    5,033
    5,175          Hennes & Mauritz AB
                     (H&M), Series B                                    107,055
      107          Hoganas AB, Series B                                   1,668
      200          Holmen AB, Series B                                    4,547
      475          Modern Times Group MTG AB (a)                         10,460
      900          NetCom AB, Series B (a)                               32,432
       89          Nobel Biocare AB                                       3,712
   21,000          Nordea AB                                            111,109
      500          OM Gruppen AB                                          6,578
    2,000          Sandvik AB                                            42,804
      300          Sapa AB                                                4,118
      530          SAS AB (a)                                             3,436
    2,600          Securitas AB, Series B                                49,325
    7,400          Skandia Forsakrings AB                                53,615
    5,000          Skandinaviska Enskilda
                     Banken (SEB), Series A                              45,521
    3,300          Skanska Ab                                            21,550
      400          SKF AB, Series A                                       7,131
      600          SKF AB, Series B                                      11,783
      400          SSAB Svenskt Stal AB, Series A                         3,908
      200          SSAB Svenskt Stal AB, Series B                         1,802
    1,600          Svenska Cellulosa AB
                     (SCA), Series B                                     43,776
    4,700          Svenska Handelsbanken AB,
                     Series A                                            69,001
      500          Svenska Handelsbanken AB,
                     Series B                                             6,959
    3,000          Swedish Match AB                                      15,873

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                        MARKET
  SHARES                                                                VALUE
----------                                                           ----------
SWEDEN -- (CONTINUED)
    63,100            Telefonaktiebolaget LM
                        Ericsson AB, Series B                        $  342,879
     9,400            Telia AB                                           41,849
       800            Trelleborg AB, Series B                             6,139
     1,000            Volvo AB, Series A                                 16,159
     2,100            Volvo AB, Series B                                 35,234
     2,500            WM-Data AB, Series B                                6,268
                                                                     ----------
                                                                      1,240,632
                                                                     ----------
SWITZERLAND -- 7.5%
    10,800            ABB, Ltd.                                         104,077
     1,215            Adecco SA                                          66,044
       186            Ascom Holding AG                                    3,277
        90            Charles Voegele Holding AG                          3,456
       300            Ciba Specialty Chemicals AG                        18,747
       625            Clariant AG                                        11,764
     1,891            Compagnie Financiere
                        Richemont AG (a)                                 35,137
    10,645            Credit Suisse Group (a)                           453,934
        10            Forbo Holding AG                                    3,042
        30            Georg Fischer AG                                    5,683
        64            Givaudan AG                                        19,505
       260            Holcim, Ltd.                                       56,062
       342            Kudelski SA (a)                                    19,981
        30            Kuoni Reisen Holding AG, Series B                   7,968
       306            Logitech International SA (a)                      11,196
        40            Lonza AG                                           26,140
     3,619            Nestle SA                                         771,623
    26,875            Novartis AG                                       971,210
       172            Phonak Holding AG (a)                               3,937
        25            PubliGoupe SA                                       5,044
     1,130            Roche Holding AG                                   92,562
     6,356            Roche Holding AG, Bearer                          453,644
         5            Schindler Holding AG, Registered                    7,167
        10            Schindler Holding AG, Participating
                        Certificates                                     14,395
        32            Serono SA                                          27,927
        60            SGS Societe Generale de
                        Surveillance Holding SA                           9,631
        30            Sulzer AG                                           4,608
        60            Sulzer Medica AG                                    2,530
       310            Swatch Group AG (a), Registered                    27,867
     1,000            Swatch Group AG (a), Series B                      19,816
     2,736            Swiss Re                                          275,198
       470            Swisscom AG                                       130,217
     1,024            Syngenta AG (a)                                    53,041
        20            Synthes-Stratec, Inc.                              13,925
        59            Tecan Group AG                                      3,909
        83            Unaxis Holding AG                                   8,948
    12,389            USB AG (a)                                        625,308
        40            Valora Holding AG                                   5,818
       760            Zurich Financial Services AG                      178,293
                                                                     ----------
                                                                      4,552,631
                                                                     ----------
UNITED KINGDOM -- 23.6%
     5,402            3i Group PLC                                       67,575
     6,893            Aegis Group PLC                                     9,330
     3,353            Airtours PLC                                       12,200
     1,507            AMEC PLC                                            8,663
     1,576            Amey PLC                                            8,529
     6,531            Amvescap PLC                                       94,197
     8,995            ARM Holdings PLC (a)                               46,998
     1,878            Associates British Ports
                        Holdings PLC                                     11,480
    14,869            AstraZeneca Group PLC                             670,418
     1,859            AWG PLC (a)                                        14,610
     8,958            BAA PLC                                            71,771
    19,954            BAE Systems PLC                                    89,882
     3,155            Balfour Beatty PLC                                  7,944
    14,173            Barclays PLC                                      469,273
     1,755            Barratt Developments PLC                           10,938
     7,346            Bass PLC                                           72,701
     3,075            BBA Group PLC                                      12,665
       868            Berkeley Group PLC (The)                            8,969
    28,797            BG Group PLC                                      117,351
    10,394            BHP Billiton PLC                                   52,795
     4,394            BOC Group PLC                                      67,787
     7,600            Boots Co. PLC                                      64,652
   191,833            BP Amoco PLC                                    1,490,895
     2,642            BPB PLC                                            11,536
     6,759            Brambles Industries PLC (a)                        33,446
     7,090            British Airways PLC                                20,122
    16,938            British America Tobacco PLC                       143,595
     3,536            British Land Co. PLC (The)                         24,033
    12,212            British Sky Broadcasting PLC (a)                  134,367
    73,372            BT Group PLC (a)                                  270,168
       686            BTG PLC (a)                                         7,508
     3,021            Bunzl PLC                                          19,346
    12,381            Cable & Wireless PLC                               59,554
    16,846            Cadbury Schweppes PLC                             107,387
     6,014            Canary Wharf Group PLC (a)                         39,016
     5,969            Capita Group PLC                                   42,589
     3,505            Caradon PLC                                         6,476
     4,215            Carlton Communications PLC                         14,907
     2,568            Celltech Group PLC (a)                             32,665
    33,051            Centrica PLC                                      106,787
    19,285            CGNU PLC                                          237,170
     5,654            Chubb PLC                                          14,154
       797            Close Brothers Group PLC                            9,338
     4,112            CMG PLC                                            14,543
    19,303            Compass Group PLC                                 144,682

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                        MARKET
  SHARES                                                                VALUE
----------                                                           -----------
UNITED KINGDOM -- (CONTINUED)
     21,297             Corus Group PLC                              $    22,317
      1,563             Daily Mail & General Trust                        14,741
      1,263             De La Rue PLC                                      8,330
     28,931             Diageo PLC                                       330,534
     17,630             Dixons Group PLC                                  60,298
      2,962             Electrocomponents PLC                             23,106
      7,263             EMI Group PLC                                     37,737
      2,028             Exel PLC                                          23,170
      2,487             FirstGroup PLC                                    10,642
      3,925             FKI PLC                                           10,568
      2,782             George Wimpey PLC                                  8,867
      4,927             GKN PLC                                           19,003
     53,335             GlaxoSmithKline PLC                            1,337,458
     25,288             Granada Compass PLC                               52,814
      1,607             Great Portland Estates PLC                         5,730
      8,523             Great Universal Stores PLC (The)                  80,008
      1,919             Hammerson PLC                                     12,387
      6,762             Hanson PLC                                        46,648
     15,723             Hays PLC                                          47,597
     30,333             HBOS PLC                                         351,407
     14,332             Hilton Group PLC                                  44,012
     80,015             HSBC Holdings PLC                                938,618
      2,302             IMI PLC                                            9,012
      6,712             Imperial Chemical
                          Industries PLC                                  37,023
      2,433             Imperial Tobacco Group PLC                        32,081
     10,302             International Power PLC (a)                       30,362
     31,348             Invensys PLC                                      54,406
     14,398             J Sainsbury PLC                                   76,695
      1,513             Johnson Matthey PLC                               21,007
      2,219             Kelda Group PLC                                   11,465
      5,519             Kidde PLC                                          5,382
     11,512             Kingfisher PLC                                    67,186
      4,510             Land Securities PLC                               51,428
     29,955             Lattice Group PLC                                 68,011
     42,720             Legal & General Group PLC                         98,858
     47,234             Lloyds TSB Group PLC                             512,833
      4,198             Logica PLC                                        39,103
      1,180             Man Group PLC                                     20,471
     18,973             Marconi PLC                                       11,529
     23,485             Marks & Spencer PLC                              123,390
      3,938             Misys PLC                                         18,627
     12,365             National Grid Group PLC                           77,023
      1,625             Next PLC                                          21,167
      5,810             Nycomed Amersham PLC                              56,189
      6,419             P & O Princess Cruises PLC                        37,369
      1,479             Pace Micro Technology PLC                          7,534
      6,734             Pearson PLC                                       77,523
      4,636             Peninsular & Oriental
                          Sream Navigation Co.                            16,042
      8,583             Pilkington PLC                                    13,991

      1,694             Provident Financial PLC                      $    15,902
     17,089             Prudential PLC                                   197,976
      2,517             Railtrack Group PLC                               10,257
      3,626             Rank Group PLC                                    12,138
      2,614             Reckitt Benckiser PLC                             38,044
     10,498             Reed International PLC                            87,089
     16,786             Rentokil Initial PLC                              67,428
     11,786             Reuters Group PLC                                116,643
      2,644             Rexam PLC                                         14,421
      9,231             Rio Tinto PLC                                    176,802
      1,803             RMC Group PLC                                     16,243
      3,896             Rolls-Royce PLC                                    9,441
      6,573             Royal & Sun Alliance
                          Insurance Group PLC                             37,763
     23,012             Royal Bank of Scotland
                          Group PLC                                      559,981
      5,037             Safeway PLC                                       23,459
     11,651             Sage Group PLC (The)                              38,746
      2,042             Schroders PLC                                     25,113
      3,121             Scottish & Newcastle PLC                          23,847
      3,935             Scottish & Southern Energy PLC                    34,935
     15,329             ScottishPower PLC                                 84,777
      2,136             Serco Group PLC                                   11,191
      1,725             Severn Trent PLC                                  18,051
     41,618             Shell Transport & Trading Co.
                          PLC                                            285,894
      9,576             Signet Group PLC                                  13,310
      2,824             Slough Estates PLC                                13,625
      8,204             Smith & Nephew PLC                                49,551
      4,997             Smiths Group PLC                                  49,236
      4,603             Spirent PLC                                       10,585
      1,259             SSL International PLC                              9,940
      8,796             Stagecoach Holdings PLC                            9,473
      3,287             Tate & Lyle PLC                                   16,504
      2,879             Taylor Woodrow PLC                                 7,123
     10,030             Telewest Communications PLC (a)                    9,051
     59,673             Tesco PLC                                        216,252
     24,968             Unilever PLC                                     204,949
      1,768             United Business Media PLC                         12,351
      4,937             United Utilities PLC                              44,226
    582,023             Vodafone Group PLC                             1,522,620
      1,598             Whitbread PLC                                     12,768
      5,323             Wolseley PLC                                      44,546
      9,444             WPP Group PLC                                    104,460
                                                                     -----------
                                                                      14,313,422
                                                                     -----------
TOTAL COMMON STOCKS
(Cost $66,642,101)                                                    57,261,111
                                                                     -----------

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                               MARKET
  SHARES                                       VALUE
----------                                  -----------
PREFERRED STOCKS -- 0.3%

AUSTRALIA -- 0.2%

   13,671  News Corp., Ltd. (The)           $    91,324

GERMANY -- 0.1%

      484  Boss Hugo AG                          10,317
       32  Porsche AG                            12,163
    1,000  Volkswagen AG                         31,029
                                            -----------
                                                 53,509
                                            -----------
NEW ZEALAND -- 0.0%

   16,862  Fletcher Challenge Forests,
              Ltd. (a)                            1,545
                                            -----------

TOTAL PREFERRED STOCKS
(Cost $154,380)                                 146,378
                                            -----------

RIGHTS -- 0.0%

NORWAY -- 0.0%

    1,582  Kvaerner ASA (a)
             Expiration date 01/22/2002             115
                                            -----------
(Cost of Rights $1,505)

SHORT TERM INVESTMENTS -- 8.6%

  972,465  AIM Short Term Investment
             Prime Portfolio                    972,465
  293,774  AIM Treasury Fund                    293,774
2,979,085  State Street Navigator
              Securities Lending Prime
              Portfolio (b)                   2,979,085
  988,178  Money Market Obligations
              Trust                             988,178
                                            -----------

TOTAL SHORT TERM INVESTMENTS
(Cost $5,223,502)                             5,233,502
                                            -----------
TOTAL INVESTMENTS-103.4%
(Cost $72,031,488)                           62,641,106

OTHER ASSETS AND
LIABILITIES (NET) - (3.4%)                   (2,070,468)
                                            -----------
NET ASSET - 100%                            $60,570,638
                                            ===========

(a)  Non-income producing security.
(b) Security represents investment made with cash collateral from securities loaned.

Abbreviations
NPV - No Par Value
NV - Non-voting

SCHEDULE OF FUTURES CONTRACTS

                                                                    Unrealized
                                                   Number of       Appreciation
                                                   Contracts      (Depreciation)
                                                   ---------       -------------
SPI 200 Index Futures
   Expiration date 03/2002                            14               15,651
DAX Index Futures
   Expiration date 03/2002                             2                4,696
CAC 40 Euro Futures
   Expiration date 03/2002                             6                7,506
Hang Seng Index Futures
   Expiration date 01/2002                             3               (2,731)
Nikkei 300 Stock Exchange
   Expiration date 03/2002                             8                8,012
Financial Times Stock Exchange
   100 Index Futures
   Expiration date 03/2002                            17               17,854
IBEX 35 Index Futures
   Expiration date 03/2002                             3               (2,181)
MIB 30 Index Futures
   Expiration date 03/2002                             2                9,892
OMX Index
   Expiration date 01/2002                            27                7,078
                                                                      -------
Total unrealized appreciation on
   open futures contracts purchased                                   $65,777
                                                                      =======

TOP TEN INDUSTRY CONCENTRATION AS A PERCENTAGE OF NET ASSETS:

Drugs & Healthcare                      10.1%
Finance                                  9.3%
Telecommunications                       8.3%
Banks                                    8.2%
Oil & Gas                                7.6%
Food & Beverage                          5.5%
Electronics                              5.1%
Utilities                                4.8%
Insurance                                4.4%
Retail Trade                             3.1%

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS
Investments at market (identified cost $72,031,488)               $ 62,641,106
Cash                                                                   495,469
Foreign currency at market (cost $427,613)                             420,868
Receivables:
     Investments sold                                                    6,411
     Dividends and interest                                             34,391
                                                                  ------------
         Total assets                                               63,598,245

LIABILITIES
Unrealized depreciation on forward currency exchange
     contracts                                                          27,465
Payables:
     Daily variation margin on futures contracts                        15,381
     Management fees (Note 4)                                            5,676
     Due upon return of securities loaned                            2,979,085
                                                                  ------------
         Total liabilities                                           3,027,607
                                                                  ------------
NET ASSETS                                                        $ 60,570,638
                                                                  ============
COMPOSITION OF NET ASSETS

Paid-in capital                                                   $ 69,929,091
Net unrealized depreciation on investments, foreign
     currency, forward currency exchange rate and
     futures contracts                                              (9,358,453)
                                                                  ------------

NET ASSETS                                                        $ 60,570,638
                                                                  ============

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2001

INVESTMENT INCOME
     Dividends (net of foreign taxes withheld of $195,542)                              $          860,797
     Interest                                                                                      152,507
                                                                                        ------------------
         Total Investment Income                                                                 1,013,304

EXPENSES
     Management fees (Note 4)                                     $           92,183
                                                                  ------------------

         Total Expenses                                                                             92,183
                                                                                        ------------------
NET INVESTMENT INCOME                                                                              921,121
                                                                                        ------------------

REALIZED AND UNREALIZED LOSS
Net realized loss on:
     Investments and foreign currency transactions                        (3,822,645)
     Futures contracts                                                      (770,561)
                                                                  ------------------
                                                                                                (4,593,206)

Net change in unrealized appreciation (depreciation) on:
     Investments and foreign currency transactions                       (11,857,648)
     Futures contracts                                                       108,674
                                                                  ------------------
                                                                                               (11,748,974)
                                                                                        -------------------
Net realized and unrealized loss                                                               (16,342,180)
                                                                                        -------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $      (15,421,059)
                                                                                        ===================

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                           For the Year                    For the Period
                                                                              Ended                             Ended
                                                                        December 31, 2001                December 31, 2000*
                                                                          --------------                   --------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
     Net investment income                                                $      921,121                   $       91,845
     Net realized loss                                                        (4,593,206)                        (336,836)
     Net change in unrealized appreciation (deprecation)                     (11,748,974)                         936,550
                                                                          --------------                   --------------
         Net increase (decrease) in net assets resulting
         from operations                                                     (15,421,059)                         691,559
                                                                          --------------                   --------------
CAPITAL TRANSACTIONS
     Proceeds from contributions                                              61,073,820                       97,123,134
     Fair value of withdrawals                                               (72,701,931)                     (10,194,885)
                                                                          --------------                   --------------
         Net increase (decrease) in net assets
         from capital transactions                                           (11,628,111)                      86,928,249
                                                                          --------------                   --------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS                                  (27,049,170)                      87,619,808

NET ASSETS
Beginning of period                                                           87,619,808                               --
                                                                          --------------                   --------------
End of period                                                             $   60,570,638                   $   87,619,808
                                                                          ==============                   ==============

*    The Portfolio commenced operations on November 13, 2000.

                       See Notes to Financial Statements.

STATE STREET MSCI(R) EAFE(R) INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                            For the Year Ended    For the Period Ended
                                             December 31, 2001     December 31, 2000*
                                                -----------           -----------
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)        $    60,571           $    87,620

Ratios to average net assets:
    Operating expenses                                 0.15%                 0.15%**
    Net investment income                              1.49%                 0.81%**

Portfolio turnover rate                                  31%                    8%

Total return (a)                                     (21.88)%                0.80%***

*    The Portfolio commenced operations on November 13, 2000.
**   Annualized
***  Not Annualized

(a) Results represent past performance and are not indicative of future results.

                       See Notes to Financial Statements.

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001


1. ORGANIZATION

State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises five investment portfolios: The State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street MSCI(R) EAFE(R) Index Portfolio, and the State Street Aggregate Bond Index Portfolio. Information presented in these financial statements pertains only to the State Street MSCI(R) EAFE(R) Index Portfolio (the "Portfolio"). At December 31, 2001, only the State Street MSCI(R) EAFE(R) Index Portfolio and the State Street Equity 500 Index Portfolio had commenced operations. The Declaration of the Trust permits the Board of Trustees to issue an unlimited number of shares of beneficial interest.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolio's financial statements are prepared in accordance with generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. Investments in other mutual funds are valued at the net asset value per share. Over-the-counter equities, fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.

Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security.

The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio based on each investor's average net assets.

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001


FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's interest holders in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio is required to segregate securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Portfolio may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. Realized gain or loss is recognized when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At December 31, 2001, the following forward foreign currency exchange contracts were open:

                                                   Local      Aggregate                     Unrealized
                           Trade   Settlement    Currency       Face          Total        Appreciation
Currency                   Date       Date        Amount       Amount         Value       (Depreciation)
--------------------------------------------------------------------------------------------------------
Australian Dollar (Buy)  11/14/01   02/20/02     1,108,000  $   574,653  $   565,222      $    (9,431)
Euro (Buy)               11/14/01   02/20/02       661,000      581,825      587,188            5,363
Euro (Buy)               12/20/01   02/20/02       441,000      388,653      391,755            3,102
Euro (Buy)               12/17/01   02/20/02       492,000      443,120      437,060           (6,060)
Euro (Sell)              11/28/01   02/20/02       300,000      265,380      266,500           (1,120)
Euro (Sell)              12/07/01   02/20/02       250,000      221,600      222,083             (483)

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- (CONTINUED)

                                                   Local      Aggregate                     Unrealized
                           Trade   Settlement    Currency       Face          Total        Appreciation
Currency                   Date       Date        Amount       Amount         Value       (Depreciation)
--------------------------------------------------------------------------------------------------------
Euro (Sell)              12/21/01   02/20/02       233,000      206,205      206,982             (777)
British Pounds (Buy)     11/14/01   02/20/02       623,000      894,254      902,979            8,725
British Pounds (Buy)     12/17/01   02/20/02       154,000      223,947      223,208             (739)
British Pounds (Sell)    12/07/01   02/20/02       100,000      142,570      144,940           (2,370)
Hong Kong Dollar (Buy)   11/14/01   02/20/02       896,000      114,908      114,880              (28)
Japanese Yen (Buy)       11/14/01   02/26/02    23,606,000      195,381      180,649          (14,732)
Japanese Yen (Buy)       11/20/01   02/20/02    39,031,000      320,005      298,692          (21,313)
Japanese Yen (Buy)       12/19/01   02/20/02    25,520,000      200,636      195,296           (5,340)
Japanese Yen (Sell)      11/28/01   02/20/02    30,000,000      244,997      229,580           15,417
Swedish Krona (Buy)      11/14/01   02/20/02     2,084,000      196,483      198,804            2,321
                                                                                          -----------
                                                                                          $   (27,465)

SECURITIES LENDING: The Trust, on behalf of the Portfolio, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the Portfolio may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are secured at all times by cash, U.S. Government Securities or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows: 75% to the Portfolio and 25% to State Street.

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. At December 31, 2001, the value of the securities loaned amounted to $2,831,097. The loans were collateralized with cash of $2,979,085, which the Portfolio invested in the State Street Navigator Securities Lending Prime Portfolio.

3. SECURITIES TRANSACTIONS

For the period ended December 31, 2001, purchases and sales of investment securities, excluding short-term investments and futures contracts, aggregated to $18,274,935 and $29,395,850 respectively. The aggregate gross unrealized appreciation and depreciation were $2,740,171 and $12,130,553, respectively as of December 31, 2001.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA, directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), SSgA receives a management fee, calculated daily, at the annual rate of 0.15% of the Portfolio's average daily net assets.

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                      STATE STREET MASTER FUNDS (UNAUDITED)

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                            POSITION(S)     TERM OF OFFICE                                FUND COMPLEX         OTHER
                             HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS, AND AGE         FUND          TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE       HELD BY TRUSTEE
----------------------         ----          -----------       ----------------------       -------       ---------------
NON-INTERESTED TRUSTEES

Michael F. Holland
Age: 57                      Trustee and    Term: Indefinite    Holland & Company         10                Director of
P.O. Box 5049                Chairman of                        L.L.C., Chairman, 1995                      the Holland
Boston, MA 02206             the Board      Elected: 9/99       to present.                                 Series Fund,
                                                                                                            Inc. and the
                                                                                                            China Fund,
                                                                                                            Inc.


William L. Boyan
Age: 65                      Trustee        Term: Indefinite    Trustee of Old Mutual     10                Trustee of Old
P.O. Box 5049                                                   South Africa Equity                         Mutual South
Boston, MA 02206                            Elected: 9/99       Trust since 1983;                           Africa Equity
                                                                Chairman of the Board                       Trust
                                                                of Trustees of
                                                                Children's Hospital and
                                                                Children's Medical
                                                                Center since 1984;
                                                                Director of John
                                                                Hancock Mutual Life
                                                                Insurance Company, 1983
                                                                to 1998; and President
                                                                and Chief Operations
                                                                Officer of John Hancock
                                                                Mutual Life Insurance
                                                                Company, 1992 to 1998.
                                                                Mr. Boyan retired in
                                                                1999.

Rina K. Spence
Age: 53                      Trustee        Term: Indefinite    President of SpenceCare   10                Director of
P.O. Box 5049                                                   International LLC since                     Berkshire Life
Boston, MA 02206                            Elected: 7/99       1998; Chief Executive                       Insurance
                                                                Officer of Consensus                        Company of
                                                                Pharmaceutical, Inc.,                       America
                                                                1998 to 1999; and
                                                                Founder, President and
                                                                Chief Executive Officer
                                                                of Spence Center for
                                                                Women's Health, 1994 to
                                                                1998.

STATE STREET MSCI EAFE(R) INDEX(R) PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2001

                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                            POSITION(S)     TERM OF OFFICE                                FUND COMPLEX         OTHER
                             HELD WITH      AND LENGTH OF       PRINCIPAL OCCUPATION      OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS, AND AGE         FUND          TIME SERVED       DURING PAST FIVE YEARS       TRUSTEE       HELD BY TRUSTEE
----------------------         ----          -----------       ----------------------       -------       ---------------
                             Trustee
Douglas T. Williams                         Term: Indefinite    Executive Vice            10                None
Age: 60                                                         President of Chase
P.O. Box 5049                               Elected: 7/99       Manhattan Bank, 1987 to
Boston, MA 02206                                                1999.  Mr. Williams
                                                                retired in 1999.

OFFICERS:
                                                                                          ------            ------
Kathleen C. Cuocolo          President      Term: Indefinite    Executive Vice
Age: 49                                                         President of State
Two Avenue de Lafayette                     Elected: 5/00       Street Bank and Trust
Boston, MA 02111                                                Company since 2000; and
                                                                Senior Vice President
                                                                of State Street Bank
                                                                and Trust Company, 1982
                                                                to 2000.

Janine L. Cohen                                                                           ------            ------
Age: 48                      Treasurer      Term: Indefinite    Senior Vice President
Two Avenue de Lafayette                                         of State Street Bank
Boston, MA 02111                            Elected: 5/00       and Trust Company since
                                                                2001; and Vice
                                                                President of State
                                                                Street Bank and Trust
                                                                Company, 1992 to 2000.

Julie A. Tedesco                                                                          ------            ------
Age: 44                      Secretary      Term: Indefinite    Vice President and
One Federal Street                                              Counsel of State Street
Boston, MA 02110                            Elected: 5/00       Bank and Trust Company
                                                                since 2000; and Counsel
                                                                of First Data Investor
                                                                Services Group, Inc.,
                                                                1994 to 2000.

K. David James                                                                            ------            ------
Age: 31                      Assistant      Term: Indefinite    Associate Counsel of
One Federal Street           Secretary                          State Street Bank and
Boston, MA 02110                            Elected: 9/01       Trust Company since
                                                                2000, and 1998 to 1999;
                                                                Paralegal Manager of
                                                                PFPC Inc., 1999 to
                                                                2000; and Legal Manager
                                                                of Fidelity
                                                                Investments, 1996 to
                                                                1998.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS



To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street MSCI(R) EAFE(R) Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and schedule of futures contracts, of the State Street MSCI(R) EAFE(R) Index Portfolio (one of the portfolios constituting State Street Master Funds)(the "Portfolio") as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from November 13, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street MSCI(R) EAFE(R) Index Portfolio of State Street Master Funds at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period from November 13, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States.

                                                /S/ ERNST & YOUNG LLP

Boston, Massachusetts
February 8, 2002